Allowance for Doubtful Accounts and Credit Losses (Schedule of Allowance for Doubtful Non-Current Receivables) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Allowance for Doubtful Accounts and Credit Losses
Balance at beginning of year	¥ 770	¥ 859	¥ 981
Provision	259	59	50
Charge-offs	(93)	(74)	(1)
Other	(4)	(74)	(171)
Balance at end of year	¥ 932	¥ 770	¥ 859